Retirement benefit plan, Changes in Fair Value of Plan Assets (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value of plan assets [Abstract]
Interest income	SFr 65	SFr 55	SFr 56
Employer's contributions	693	590	511
Fair Value of Plan Assets [Member]
Changes in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	9,352	7,798	6,652
Interest income	65	55	56
Employees' contributions	621	528	436
Employer's contributions	693	590	511
Benefits payments	1,710	426	111
Plan assets gains/(losses)	(164)	(45)	32
Fair value of plan assets, end of period	12,277	SFr 9,352	SFr 7,798
Expected contribution by employer to be paid to post-retirement benefit plans	SFr 788